Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 162,933	$ 303,449
Investments held in the trust account	14,648,926	$ 18,276,649
Federal depository insurance coverage	250,000
Offering costs	$ 9,562,126
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Units issued during period shares (in Shares)	13,831,230